SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 18, 2014
Proceeds From Issuance Or Sale Of Equity	$ 263,968
Non-Interest Bearing Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	831,031
Debt Instrument Maturity Period	one year
Goldpac Investments Ltd [Member]
Subsequent Event [Line Items]
Consultancy Fee Per Quarter	$ 12,000
Cwn Capital Inc [Member]
Subsequent Event [Line Items]
Sale Of Stock, Percentage Of Ownership After Transaction	23.80%